Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use asset	$ (165)	$ (192)	$ 0
Operating lease liability:
Lease Liability : current	37	46	0
Lease Liability : non-current	$ 132	146	$ 0
Total Lease Liability		$ 192